Financial instruments and risk management	12 Months Ended
Dec. 31, 2022
Financial instruments and risk management
Financial instruments and risk management

27.  Financial instruments and risk management

The Group’s principal financial instruments are cash and cash equivalents. Other financial assets and liabilities include borrowings, investments in other companies accounted at FVTPL, trade receivables and trade and other payables (except for taxes payable). Substantially all of the financial assets are neither past due nor impaired.

(a)   Capital management policy

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. The Group is considering potential solutions that would restore its ability to distribute dividends in compliance with restrictions imposed by international and Russian law.

According to the bank loan agreement (see Note 22(a)), the Group is required to maintain positive net assets in its subsidiaries on unconsolidated level.

(b)   Credit risk

Credit risk is the risk that a counterparty of the Group fails to meet its obligations. The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	Carrying amount as at
	December 31,
	2022	2021
Trade receivables	117,267	141,125
Cash and cash equivalents	9,348,691	6,523,228
Short-term investments	—	300,000
Other financial assets	113,209	—
Total	9,579,167	6,964,353

Trade receivables represent amounts owed by customers to the Group for the services provided. The Group’s customers come from various industries and none of the customers account for more than 10% of the revenues of the Group.

In March 2022, top rating agencies, including Fitch and Moody’s, have withdrawn Russian sovereign ratings and stopped covering ratings of entities based in Russia. The withdrawal of ratings increases uncertainty with respect to the credit risk of the Group’s counterparts. In these circumstances the management uses credit ratings assigned by Russian credit-rating agencies.

Cash and cash equivalents of the Group are primarily kept with Russian banks PJSC ‘VTB Bank’ (credit ratings: AKRA – AAA (RU), Expert RA – ruAAA), JSC ‘ALFA-BANK’ (credit ratings: AKRA – AA+(RU), Expert RA – ruAA+), JSC ‘Raiffeisenbank’ (credit ratings: AKRA – AAA(RU), Expert RA – ruAAA) and JSC ‘Tinkoff Bank’ (credit ratings: AKRA – A(RU), Expert RA – ruA+).

The Group limits its exposure to credit risk by holding cash and cash equivalents in the different largest Russian banks with high credit-ratings assigned by Russian credit-rating agencies.

(c)   Currency risk

The Group’s exposure to the risk of changes in foreign exchange rates related primarily to the net assets of the Group’s subsidiaries denominated in a currency that is different from their functional currency. The functional currencies of Group’s companies are primarily the Russian Rouble (RUB), Belarus Rouble (BYN), and Kazakh Tenge (KZT). The net assets denominated in foreign currency mainly relate to the cash balances denominated in the USD and CNY and accounts payable denominated in USD.

The Group’s exposure to foreign currency risk was as follows:

	December 31, 2022
	USD-	CNY-	EUR-	RUB-
	denominated	denominated	denominated	denominated
Cash and cash equivalents	1,624,938	2,195,401	24,979	14,771
Trade and other payables	(227,617)	—	(9,647)	(259)
Trade and other receivables	2,939	1,191	44	199
Net exposure	1,400,260	2,196,592	15,376	14,711

	December 31, 2021
	USD-	EUR-	RUB-
	denominated	denominated	denominated
Cash and cash equivalents	185,071	12,647	5,694
Trade and other payables	(220,511)	(6,255)	(962)
Trade and other receivables	4,663	623	—
Net exposure	(30,777)	7,015	4,732

Sensitivity analysis

The Group estimates that a depreciation of USD relative to the RUB by 10% would result in 140,026 loss before tax and decrease of equity as at December 31, 2022 (as of December 31, 2021 – appreciation of USD relative to the RUB by 10% would result in loss before tax and decrease of equity of 3,078).

The Group estimates that a depreciation of CNY relative to the RUB by 10% would result in 219,659 loss before tax and decrease of equity as at December 31, 2022 (as of December 31, 2021 – nil).

The Group estimates that an appreciation or depreciation of other currencies would not result in material loss or gain before tax and decrease or increase of equity as at December 31, 2022 and December 31, 2021.

The Group limits its exposure to currency risk by denominating substantial monetary assets and liabilities in currencies that match the cash flows generated by the underlying operations of the Group. In respect of monetary assets and liabilities denominated in foreign currencies, the Group’s policy is to ensure that its net exposure is kept to an acceptable level.

(d)   Interest rate risk

Changes in interest rates impact primarily loans and borrowings by changing their future cash flows or fair value (see Note 22). Management does not have a formal policy of determining how much of the Group’s exposure should be to fixed or variable rates. However, at the time of raising new loans or borrowings management uses its judgment to decide whether it believes that a fixed or variable rate would be more favourable to the Group over the expected period until maturity.

The Group is exposed to interest risk primarily due to possible change in future cash-flows on its loan from PJSC “VTB Bank”, which bears interest rate equal to Central Bank of Russia Key Rate + 2% as described in Note 22 (a).

A reasonably possible increase of Central Bank of Russia Key Rate by 2 percentage points would have decreased net income and equity by 74,126 (for the year ended December 31, 2021 – 83,755). A decrease of by 2 percentage points would have had an equal but opposite effect. This analysis assumes that all other variables remain constant.

(e)   Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Liabilities of the Group exposed to liquidity risk are mainly consisting of bank loans payable, lease payables and trade and other payables repayable in the period less than one year (see Notes 22, 23 and 24).

The Group manages liquidity risk by constantly reviewing forecasted cash flows to ensure that the Group has sufficient liquidity to maintain necessary capital expenditures and service the Group’s debt without incurring temporary cash shortfalls.

As at December 31, 2022 the Group’s current liabilities exceeded current assets by 3,651,529. The Group’s current liabilities were mainly represented by contract liabilities of 5,555,185. Due to the nature of the Group’s business, a substantial portion of customers pay upfront for subscriptions, thus contract liabilities arise. The Group expects that contract liabilities will continue to be significant and thus negative working capital will be maintained in the future periods. Management considers such structure of the working capital acceptable to the Group’s business model.

The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include estimated interest payments and exclude the impact of netting agreements.

At December 31, 2022

		Contractual cash flows
	Carrying		Less than
	amount	Total	1 year	1-2 yrs	2-5 yrs
Non-derivative financial liabilities
Bank loan	3,568,550	4,284,271	803,339	940,434	2,540,498
Non-convertible bonds	3,999,882	4,257,280	4,257,280	—	—
Other loan	3,714	3,714	3,714	—	—
Lease liabilities	161,145	179,015	126,308	21,855	30,852
Trade and other payables	1,043,823	1,046,016	998,132	47,884	—
Total	8,777,114	9,770,296	6,188,773	1,010,173	2,571,350

At December 31, 2021

		Contractual cash flows
	Carrying		Less than
	amount	Total	1 year	1-2 yrs	2-5 yrs
Non-derivative financial liabilities
Bank loan	4,048,059	5,240,966	1,091,707	823,594	3,325,665
Non-convertible bonds	3,985,802	4,514,560	257,280	4,257,280	—
Other loan	3,793	3,871	784	3,087	—
Lease liabilities	197,045	222,389	116,469	96,756	9,164
Trade and other payables	963,294	970,901	853,057	67,267	50,577
Total	9,197,993	10,952,687	2,319,297	5,247,984	3,385,406